Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	65 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	77 Months Ended	79 Months Ended	81 Months Ended	84 Months Ended	89 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	101 Months Ended	103 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Aug. 31, 2015	Nov. 20, 2025	Feb. 28, 2021	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Feb. 28, 2022	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Feb. 28, 2023	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Feb. 29, 2024	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Feb. 28, 2025	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
U.S. Government Securities Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class A (with sales charge)
Accumulated Value				$ 9,624								$ 9,902						$ 9,988						$ 9,773						$ 10,494						$ 11,397				$ 11,355				$ 10,449				$ 10,018				$ 10,641		$ 11,017
U.S. Government Securities Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class C (with sales charge)
Accumulated Value				10,000								10,206						10,218						9,921						10,568						11,408				11,282				10,306				9,809				10,419		10,788
U.S. Government Securities Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class T (with sales charge)
Accumulated Value		$ 9,751					$ 9,936							$ 9,739						$ 10,483						$ 11,425						$ 11,413					$ 10,529				$ 10,129				$ 10,791				$ 11,201
U.S. Government Securities Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class F-1
Accumulated Value				10,000								10,288						10,374						10,150						10,899						11,842				11,798				10,853				10,404				11,047		11,434
U.S. Government Securities Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class F-2
Accumulated Value				10,000								10,315						10,429						10,231						11,017						12,003				11,992				11,065				10,639				11,344		11,770
U.S. Government Securities Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class F-3
Accumulated Value			$ 10,000					$ 10,266							$ 10,082						$ 10,867						$ 11,852						$ 11,855					$ 10,958				$ 10,539				$ 11,250				$ 11,685
U.S. Government Securities Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-A (with sales charge)
Accumulated Value				9,651								9,921						10,002						9,781						10,498						11,404				11,363				10,455				10,021				10,643		11,019
U.S. Government Securities Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-C (with sales charge)
Accumulated Value				10,000								10,202						10,204						9,904						10,557						11,388				11,347				10,439				10,007				10,627		11,003
U.S. Government Securities Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-E
Accumulated Value				10,000								10,257						10,316						10,067						10,783						11,688				11,620				10,670				10,198				10,818		11,167
U.S. Government Securities Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-T (with sales charge)
Accumulated Value		9,751					9,933							9,729						10,465						11,401						11,382					10,496				10,083				10,740				11,142
U.S. Government Securities Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-F-1
Accumulated Value				10,000								10,303						10,410						10,203						10,977						11,951				11,931				10,996				10,560				11,236		11,652
U.S. Government Securities Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-F-2
Accumulated Value	$ 10,000					$ 9,884				$ 10,018			$ 9,864				$ 9,242		$ 8,914				$ 8,882		$ 9,030				$ 9,468		$ 9,547				$ 9,822
U.S. Government Securities Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class 529-F-3
Accumulated Value	10,000					9,887				10,025			9,875				9,255		8,929				8,897		9,049				9,491		9,575				9,855
U.S. Government Securities Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-1
Accumulated Value				10,000								10,215						10,221						9,926						10,584						11,417				11,300				10,326				9,834				10,376		10,671
U.S. Government Securities Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-2
Accumulated Value				10,000								10,210						10,226						9,933						10,585						11,429				11,310				10,335				9,833				10,385		10,671
U.S. Government Securities Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-2E
Accumulated Value				10,000								10,263						10,305						10,036						10,730						11,610				11,522				10,555				10,079				10,664		10,998
U.S. Government Securities Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-3
Accumulated Value				10,000								10,257						10,313						10,059						10,764						11,670				11,597				10,645				10,171				10,787		11,133
U.S. Government Securities Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-4
Accumulated Value				10,000								10,290						10,380						10,159						10,913						11,860				11,830				10,890				10,437				11,102		11,492
U.S. Government Securities Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-5E
Accumulated Value					$ 10,000				$ 10,274							$ 10,391						$ 10,193						$ 10,963						$ 11,947					$ 11,933				$ 11,005				$ 10,576				$ 11,263		$ 11,691
U.S. Government Securities Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-5
Accumulated Value				10,000								10,320						10,441						10,249						11,042						12,045				12,042				11,117				10,686				11,401		11,835
U.S. Government Securities Fund - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											U.S. Government Securities Fund — Class R-6
Accumulated Value				10,000								10,326						10,453						10,267						11,067						12,071				12,074				11,152				10,734				11,448		11,901
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,895	10,263	10,357	10,572	10,042		10,597	9,633	10,155	10,248	10,624	8,885	10,649	8,696	11,188	11,291	10,513	8,779	10,537	8,986	11,913	12,022	11,582	9,420	11,609	9,508	11,903	12,012	12,332	9,715	12,360	10,532	10,628	12,322	12,350	10,406	10,502	10,903	10,928	11,165	11,268	10,773	10,797	11,516	11,621	11,559	11,585	11,921	11,949
Bloomberg U.S. Government/Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government/Mortgage-Backed Securities Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,836	$ 10,213	$ 10,292	$ 10,447	$ 9,925		$ 10,456	$ 9,598	$ 10,101	$ 10,179	$ 10,431	$ 8,903	$ 10,439	$ 8,675	$ 11,010	$ 11,095	$ 10,317	$ 8,721	$ 10,325	$ 8,876	$ 11,671	$ 11,761	$ 11,245	$ 9,293	$ 11,255	$ 9,366	$ 11,524	$ 11,613	$ 11,920	$ 9,549	$ 11,930	$ 10,336	$ 10,416	$ 11,770	$ 11,779	$ 10,125	$ 10,203	$ 10,557	$ 10,565	$ 10,789	$ 10,872	$ 10,341	$ 10,350	$ 11,087	$ 11,172	$ 11,019	$ 11,028	$ 11,323	$ 11,332